Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt
Debt

C—Debt

1.    Interest expense

        The following amounts have been incurred and charged to interest expense for the three and six months ended June 30, 2012 and 2011:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Cash payments for interest	$1,356	$2,935	$28,461	$6,626
Amortization and write-off of deferred loan costs and other adjustments	1,240	4,105	2,321	5,155
Change in accrued interest	19,204	4,696	6,081	10,471

Interest costs incurred	21,800	11,736	36,863	22,252
Less capitalized interest	(126)	—	(505)	—

Total interest expense	$21,674	$11,736	$36,358	$22,252

        The following table presents the weighted average interest rates and the weighted average outstanding debt balances for the three and six months ended June 30, 2012 and 2011:

	Three months ended June 30,				Six months ended June 30,
	2012		2011		2012		2011
(in thousands except for percentages)	Weighted average principal	Weighted average interest rate(3)	Weighted average principal	Weighted average interest rate(3)	Weighted average principal	Weighted average interest rate(3)	Weighted average principal	Weighted average interest rate(3)
Senior Secured Credit Facility	$270,741	0.17%	$43,182	0.55%	$190,085	0.72%	$68,056	0.75%
2019 Notes	550,000	2.37%	350,000	2.37%	550,000	4.73%	350,000	4.19%
2022 Notes	500,000	1.29%	—	—	500,000	1.29%	—	—
Term Loan(1)	—	—	—	—	—	—	100,000	0.31%
Broad Oak Credit Facility(2)	—	—	64,541	2.87%	—	—	122,904	3.07%
(1)
Laredo's Second Lien Term Loan Agreement was entered into on July 7, 2010 and was paid-in-full and terminated on January 20, 2011.

(2)
The Broad Oak revolving credit facility was paid-in-full and terminated on July 1, 2011.

(3)
Interest rates presented are annual rates which have been prorated to reflect the portion of the year for which they have been incurred.

2.    2022 Notes

        On April 27, 2012, Laredo completed an offering of $500 million in aggregate principal amount of 7 3/8% senior unsecured notes due 2022 (the "2022 Notes"). The 2022 Notes will mature on May 1, 2022 and bear an interest rate of 7 3/8% per annum, payable semi-annually, in cash in arrears on May 1 and November 1 of each year, commencing November 1, 2012. The 2022 Notes are fully and unconditionally guaranteed, jointly and severally on a senior unsecured basis by Laredo Holdings and its subsidiaries, with the exception of Laredo (collectively, the "Guarantors"). The net proceeds from the 2022 Notes (i) were used to pay in full $280.0 million outstanding under Laredo's revolving Amended and Restated Credit Agreement (as amended, the "Senior Secured Credit Facility"), and (ii) will be used for general working capital purposes.

        The 2022 Notes were issued under and are governed by an indenture and supplement thereto, each dated April 27, 2012 (collectively, the "2012 Indenture"), among Laredo, Wells Fargo Bank, National Association, as trustee, and the Guarantors. The 2012 Indenture contains customary terms, events of default and covenants relating to, among other things, the incurrence of debt, the payment of dividends or similar restricted payments, entering into transactions with affiliates and limitations on asset sales. Indebtedness under the 2022 Notes may be accelerated in certain circumstances upon an event of default as set forth in the 2012 Indenture.

        Laredo will have the option to redeem the 2022 Notes, in whole or in part, at any time on or after May 1, 2017, at the redemption prices (expressed as percentages of principal amount) of 103.688% for the twelve-month period beginning on May 1, 2017, 102.458% for the twelve-month period beginning on May 1, 2018, 101.229% for the twelve-month period beginning on May 1, 2019 and 100.000% for the twelve-month period beginning on May 1, 2020 and at any time thereafter, together with any accrued and unpaid interest to, but not including, the date of redemption. In addition, before May 1, 2017, Laredo may redeem all or any part of the 2022 Notes at a redemption price equal to the sum of the principal amount thereof, plus a make whole premium at the redemption date, plus accrued and unpaid interest, if any, to the redemption date. Furthermore, before May 1, 2015, Laredo may, at any time or from time to time, redeem up to 35% of the aggregate principal amount of the 2022 Notes with the net proceeds of a public or private equity offering at a redemption price of 107.375% of the principal amount of the 2022 Notes, plus any accrued and unpaid interest to the date of redemption, if at least 65% of the aggregate principal amount of the 2022 Notes issued under the 2012 Indenture remains outstanding immediately after such redemption and the redemption occurs within 180 days of the closing date of such equity offering. Laredo may also be required to make an offer to purchase the 2022 Notes upon a change of control triggering event. In addition, if a change of control occurs prior to May 1, 2013, Laredo may redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the 2022 Notes redeemed, plus any accrued and unpaid interest, if any, to the date of redemption.

        In connection with the issuance of the 2022 Notes, Laredo and the Guarantors entered into a registration rights agreement with the initial purchasers of the 2022 Notes on April 27, 2012, pursuant to which Laredo and the Guarantors filed with the Securities and Exchange Commission ("SEC") a registration statement that became effective with respect to an offer to exchange the 2022 Notes for substantially identical notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) that are registered under the Securities Act of 1933, as amended (the "Securities Act"). The offer to exchange the 2022 Notes for substantially identical notes registered under the Securities Act commenced on July 2, 2012 and was consummated on August 1, 2012 with all notes exchanged.

3.    2019 Notes

        On January 20, 2011, Laredo completed an offering of $350 million 9 1/2% Senior Notes due 2019 (the "January Notes") and on October 19, 2011, Laredo completed an offering of an additional $200 million 9 1/2% Senior Notes due 2019 (the "October 2011 Notes" and together with the January Notes, the "2019 Notes"). The 2019 Notes will mature on February 15, 2019 and bear an interest rate of 9.5% per annum payable semi-annually, in cash, in arrears on February 15 and August 15 of each year. The 2019 Notes are fully and unconditionally guaranteed, jointly and severally on a senior unsecured basis by the Guarantors.

        In connection with the issuance of the 2019 Notes, Laredo and the Guarantors entered into registration rights agreements with the initial purchasers of the 2019 Notes, pursuant to which Laredo and the Guarantors filed with the SEC a registration statement that became effective with respect to an offer to exchange the 2019 Notes for substantially identical notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) registered under the Securities Act. The offer to exchange the 2019 Notes for substantially identical notes registered under the Securities Act was consummated on January 13, 2012 with all notes exchanged.

4.    Senior secured credit facility

        The Senior Secured Credit Facility, which matures July 1, 2016, had a borrowing base of $785.0 million with no amounts outstanding at June 30, 2012. It contains both financial and non-financial covenants that the Company was in compliance with at June 30, 2012.

        Additionally, the Senior Secured Credit Facility provides for the issuance of letters of credit, limited to the lesser of total capacity or $20.0 million. At June 30, 2012, Laredo had one letter of credit outstanding totaling $0.03 million under the Senior Secured Credit Facility.

5.    Fair value of debt

        The Company has not elected to account for its debt instruments at fair value. The following table presents the carrying amount and fair value of the Company's debt instruments at June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
(in thousands)	Carrying value	Fair value	Carrying value	Fair value
2019 Notes(1)	$551,863	$616,000	$551,961	$585,750
2022 Notes	500,000	521,875	—	—
Senior Secured Credit Facility(2)	—	—	85,000	84,893

Total value of debt	$1,051,863	$1,137,875	$636,961	$670,643

(1)
The carrying value of the 2019 Notes includes the October 2011 Notes unamortized bond premium of approximately $1.9 million and $2.0 million as of June 30, 2012 and December 31, 2011, respectively.

(2)
No amounts were outstanding under the Senior Secured Credit Facility at June 30, 2012.

        At June 30, 2012 and December 31, 2011, the fair value of the debt outstanding on the 2019 Notes and the 2022 Notes was determined using the June 30, 2012 and December 31, 2011 quoted market price (Level 1), respectively, and the fair value of the outstanding debt at December 31, 2011 on the Senior Secured Credit Facility was estimated utilizing pricing models for similar instruments (Level 2). See Note G for information about fair value hierarchy levels.

C—Debt

1.    Interest expense

        The following amounts have been incurred and charged to interest expense for the years ended December 31, 2011, 2010 and 2009:

	For the years ended December 31,
(in thousands)	2011	2010	2009
Cash payments for interest	$31,157	$15,223	$7,096
Amortization of deferred loan costs and other adjustments	4,231	2,256	493
Accrued interest related to the October Notes(1)	(3,378)	—	—
Change in accrued interest	18,570	1,003	(125)

Total interest expense	$50,580	$18,482	$7,464

(1)
As part of the October 19, 2011 offering of $200 million additional senior unsecured notes (further explained below), Laredo received $3.4 million in interest from the initial notes purchasers, which represents the interest on such notes that accrued from August 15, 2011 to October 19, 2011, the date of the issuance of the notes. This accrued interest was paid to the holders of such notes by Laredo on February 15, 2012.

        The following table presents the weighted average interest rates and the weighted average outstanding debt balances for the years ended December 31, 2011, 2010 and 2009:

	Years ended December 31,
	2011		2010		2009
(in thousands except for percentages)	Weighted Average Principal	Weighted Average Interest Rate	Weighted Average Principal	Weighted Average Interest Rate	Weighted Average Principal	Weighted Average Interest Rate
Senior Secured Credit Facility	$299,502	2.07%	$180,788	3.38%	$154,011	3.67%
2019 Notes	392,319	8.98%	—	—	—	—
Term Loan(1)	100,000	0.51%	100,000	4.49%	—	—
Broad Oak Credit Facility(2)	122,904	3.07%	123,782	4.27%	27,657	4.65%
(1)
The Term Loan was entered into on July 7, 2010 and was paid-in-full and terminated on January 20, 2011.

(2)
The Broad Oak Credit Facility was paid-in-full and terminated on July 1, 2011 in conjunction with the Broad Oak Transaction.

2.    2019 Notes

        On January 20, 2011, Laredo completed an offering of $350 million 9 1/2% Senior Notes due 2019 (the "January Notes"). The January Notes will mature on February 15, 2019 and bear an interest rate of 9.5% per annum payable semi-annually, in cash, in arrears on February 15 and August 15 of each year, commencing August 15, 2011. The January Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by Laredo Holdings and (other than Laredo) its subsidiaries (collectively, the "Guarantors"). The net proceeds from the January Notes were used (i) to repay and retire $100 million outstanding under Laredo's Second Lien Term Loan Agreement (the "Term Loan"), (ii) to pay in full $177.5 million outstanding under Laredo's revolving Second Amended and Restated Senior Secured Credit Facility Agreement (the "Senior Secured Credit Facility"), and (iii) for general working capital purposes.

        On October 19, 2011 Laredo completed an offering of an additional $200 million 9 1/2% Senior Notes due 2019 (the "October Notes" and together with the January Notes, the "2019 Notes"), at a price of 101% of par. The October Notes were issued under the same Indenture (defined below) as the January Notes and are part of the same series as the January Notes. As such, the October Notes will mature on February 15, 2019 and bear an interest rate of 9.5% per annum payable semi-annually, in cash, in arrears on February 15 and August 15 of each year, commencing February 15, 2012. Interest accrued on the October Notes beginning August 15, 2011. The October Notes are fully and unconditionally guaranteed, jointly and severally on a senior unsecured basis by the Guarantors. The net proceeds from the October Notes were used to pay down $200 million of the loan amounts outstanding under the Senior Secured Credit Facility. At December 31, 2011, the carrying amount of the October Notes was approximately $202.0 million which includes a bond premium of approximately $2.0 million. The bond premium is being amortized into interest expense over the life of the 2019 Notes on a basis that represents the effective interest method.

        The 2019 Notes were issued under and are governed by an indenture dated January 20, 2011 (as supplemented, the "Indenture") among Laredo, Wells Fargo Bank, National Association, as trustee, and the Guarantors. The Indenture contains customary terms, events of default and covenants relating to, among other things, the incurrence of debt, the payment of dividends or similar restricted payments, the undertaking of transactions with Laredo's unrestricted affiliates and limitations on asset sales. Indebtedness under the 2019 Notes may be accelerated in certain circumstances upon an event of default as set forth in the Indenture.

        Laredo will have the option to redeem the 2019 Notes, in whole or in part, at any time on or after February 15, 2015, at the redemption prices (expressed as percentages of principal amount) of 104.750% for the twelve-month period beginning on February 15, 2015, 102.375% for the twelve-month period beginning on February 15, 2016 and 100.000% for the twelve-month period beginning on February 15, 2017 and at any time thereafter, together with accrued and unpaid interest, if any, to the date of redemption. In addition, before February 15, 2015, Laredo may redeem all or any part of the 2019 Notes at a redemption price equal to the sum of the principal amount thereof, plus a make-whole premium at the redemption date, plus accrued and unpaid interest, if any, to the redemption date. Furthermore, before February 15, 2014, Laredo may, at any time or from time to time, redeem up to 35% of the aggregate principal amount of the 2019 Notes with the net proceeds of a public or private equity offering at a redemption price of 109.500% of the principal amount of 2019 Notes, plus any accrued and unpaid interest to the date of redemption, if at least 65% of the aggregate principal amount of the 2019 Notes issued under the Indenture remains outstanding immediately after such redemption and the redemption occurs within 180 days of the closing date of such equity offering. Laredo may also be required to make an offer to purchase the 2019 Notes upon a change of control triggering event.

        In connection with the issuance of the 2019 Notes, (i) Laredo and the Guarantors party thereto entered into a registration rights agreement with the initial purchasers of the January Notes on January 20, 2011 and (ii) Laredo and the Guarantors party thereto entered into a registration rights agreement with the initial purchasers of the October Notes on October 19, 2011 pursuant to which, in each case, Laredo and the Guarantors agreed to file with the SEC and use commercially reasonable efforts to cause to become effective a registration statement with respect to an offer to exchange the 2019 Notes for substantially identical notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) registered under the Securities Act of 1933, as amended (the "Securities Act"), so as to permit the exchange offer to be consummated by the 365th day after January 20, 2011. The offer to exchange the 2019 Notes for substantially identical notes registered under the Securities Act was consummated on January 13, 2012.

3.    Senior secured credit facility

        As previously described in Note A, on July 1, 2011, Laredo LLC and Laredo consummated a transaction by which Broad Oak became a wholly-owned subsidiary of Laredo. The cash portion of the transaction was funded under an amendment and restatement to the Senior Secured Credit Facility. Under this third amendment and restatement, the Senior Secured Credit Facility's capacity increased to $1.0 billion, with a borrowing base of $712.5 million, at December 31, 2011. At December 31, 2011, $85.0 million was outstanding. The borrowing base is subject to a semi-annual redetermination based on the financial institutions' evaluation of the Company's oil and natural gas reserves. The amendment lengthened the term of the Senior Secured Credit Facility, making it available to July 1, 2016, at which time the outstanding balance will be due. As defined in the Senior Secured Credit Facility, (i) the Adjusted Base Rate advances under the facility bear interest payable quarterly at an Adjusted Base Rate plus applicable margin and (ii) the Eurodollar advances under the facility bear interest, at our election, at the end of one-month, two-month, three-month, six-month or, to the extent available, twelve-month interest periods (and in the case of six-month and twelve-month interest periods, every three months prior to the end of such interest period) at an Adjusted London Interbank Offered Rate plus an applicable margin, based on the ratio of outstanding revolving credit to the conforming base rate. Laredo is also required to pay an annual commitment fee on the unused portion of the bank's commitment of 0.375% to 0.5%.

        The Senior Secured Credit Facility is secured by a first priority lien on Laredo and the Guarantor's assets and stock, including oil and natural gas properties, constituting at least 80% of the present value of the Company's proved reserves. Further, the Company is subject to various financial and non-financial ratios on a consolidated basis, including a current ratio at the end of each calendar quarter, of not less than 1.00 to 1.00. As defined by the Senior Secured Credit Facility, the current ratio represents the ratio of current assets to current liabilities, inclusive of available capacity and exclusive of current balances associated with derivative positions. Additionally, at the end of each calendar quarter, the Company must maintain a ratio of its consolidated net income (a) plus each of the following; (i) any provision for (or less any benefit from) income or franchise taxes; (ii) consolidated net interest expense; (iii) depreciation, depletion and amortization expense; (iv) exploration expenses; and (v) other noncash charges, and (b) minus all non-cash income ("EBITDAX"), as defined in the Senior Secured Credit Facility, to the sum of net interest expense plus letter of credit fees of not less than 2.50 to 1.00, in each case for the four quarters then ending. The Senior Secured Credit Facility contains both financial and non-financial covenants and the Company was in compliance with these covenants at December 31, 2011 and 2010.

        Additionally, the Senior Secured Credit Facility provides for the issuance of letters of credit, limited to the lesser of total capacity or $20.0 million. At December 31, 2011, Laredo had one letter of credit outstanding totaling $0.03 million under the Senior Secured Credit Facility.

4.    Retirement of term loan

        In January 2011, Laredo paid in full its $100.0 million outstanding balance under the Term Loan, dated July 7, 2010, between Laredo and certain financial institutions, using a portion of the proceeds from its January Notes and retired the loan. The Term Loan was subject to an interest rate of 9.25% prior to its pay-off and subsequent retirement.

5.    Retirement of Broad Oak credit facility

        At July 1, 2011, Broad Oak had a $600.0 million revolving credit facility under its Seventh Amendment to the Credit Agreement (the "Broad Oak Credit Facility"), dated April 11, 2008, between Broad Oak and certain financial institutions. As of June 30, 2011, the Broad Oak Credit Facility had a borrowing base of $375 million with $265.4 million outstanding. As of December 31, 2010, the borrowing was $250 million with $214.1 million outstanding. The borrowing base was subject to a semi-annual redetermination based on the financial institutions' evaluation of Broad Oak's oil and natural gas reserves. The Broad Oak Credit Facility was available to Broad Oak until April 2013, at which time the outstanding balance would have been due. As defined in the Broad Oak Credit Facility, the Adjusted Base Rate Advances and Eurodollar Advances bore interest payable quarterly at an Adjusted Base Rate or Adjusted LIBOR plus an applicable margin based on the ratio of outstanding revolving credit to the conforming borrowing base. Broad Oak was also required to pay a quarterly commitment fee of 0.5% on the unused portion of the bank's commitment.

        The Broad Oak Credit Facility was secured by a first priority lien on Broad Oak's oil and natural gas properties. Further, Broad Oak was subject to various financial and non-financial ratios, including a current ratio at the end of each calendar quarter, of not less than 1.00 to 1.00. As defined by the Broad Oak Credit Facility, the current ratio represented the ratio of current assets to current liabilities, inclusive of available capacity and exclusive of current balances associated with non-cash derivative positions. Additionally, at the end of each calendar quarter, Broad Oak had to maintain a ratio of debt to "Consolidated EBITDAX" of not more than 3.50 to 1.00, based on the quarter then ended annualized. "Consolidated EBITDAX" is defined as consolidated net income plus the sum of (i) income or franchise taxes; (ii) consolidated net interest expense; (iii) depreciation, depletion and amortization expense; (iv) any non-cash losses or charges on any derivative positions; (v) other noncash charges; and (vi) costs associated with oil and natural gas capital expenditures that are expensed rather than capitalized, less, to the extent included in the calculation of Consolidated Net Income (as defined in the Broad Oak Credit Facility), the sum of (A) the income of any person (other than wholly owned subsidiaries of such person) unless such income is received by such person in a cash distribution; (B) gains for losses from sales or other dispositions of assets (other than hydrocarbons produced in the normal course of business); (C) any non-cash gains on any hedge agreement resulting from the requirements of Accounting Standards Codification 815, Derivatives and Hedging, for that period; (D) extraordinary or non-recurring gains, but not net of extraordinary or non-recurring "cash" losses; and (E) costs and expenses associated with, and attributable to, oil and natural gas capital expenditures that are expensed rather than capitalized. The Broad Oak Credit Facility contained both financial and non-financial covenants and Broad Oak was in compliance with these covenants at December 31, 2010.

        Additionally, the Broad Oak Credit Facility provided for the issuance of letters of credit, limited to the total capacity. At December 31, 2010, Broad Oak had no letters of credit outstanding.

        On July 1, 2011, Laredo paid the Broad Oak Credit Facility in full and the facility was terminated. Upon consummation of the acquisition of Broad Oak, Broad Oak was added as a guarantor under the Senior Secured Credit Facility and the 2019 Notes and its name was changed to Laredo Petroleum—Dallas, Inc. on July 19, 2011.

6.    Fair value of debt

        The following table presents the carrying amount and fair value of the Company's debt instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(in thousands)	Carrying value	Fair value	Carrying value	Fair value
2019 Notes(1)	$551,961	$585,750	$—	$—
Credit Facilities(2)	85,000	84,893	391,600	392,097
Term Loan	—	—	100,000	100,707

Total value of debt	$636,961	$670,643	$491,600	$492,804

(1)
The carrying value of the 2019 Notes includes the October Notes unamortized bond premium of approximately $2.0 million as of December 31, 2011.

(2)
December 31, 2010 values include the Broad Oak Credit Facility.

        At December 31, 2011 the fair value of the debt outstanding on the 2019 Notes was determined using the December 31, 2011 quoted market price. For December 31, 2011, the fair value of the outstanding debt on the Laredo Senior Secured Credit Facility and for December 31, 2010, the fair value of the outstanding debt on the Laredo Senior Secured Credit Facility, the Broad Oak Credit Facility and the Term Loan was estimated utilizing pricing models for similar instruments.